INCOME TAX AND DEFERRED TAX, Component of Net Deferred Tax Assets and Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	$ (416,716)
Deferred tax assets (liability), end of year	(272,862)	$ (416,716)
Deferred Tax Assets [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	387,614	136,813
Charge in results	(83,983)	250,801
Deferred tax assets (liability), end of year	303,631	387,614
Deferred Tax Assets [Member] | Allowance for Doubtful Accounts [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	6,672	1,218
Charge in results	(6,672)	5,454
Deferred tax assets (liability), end of year	0	6,672
Deferred Tax Assets [Member] | Tax Credits Discounted Value Loss [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	1,528	5,261
Charge in results	(1,528)	(3,733)
Deferred tax assets (liability), end of year	0	1,528
Deferred Tax Assets [Member] | Account Receivables Discounted Value [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	38	38
Charge in results	(38)	0
Deferred tax assets (liability), end of year	0	38
Deferred Tax Assets [Member] | Provisions for Legal Claims and Other Provisions [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	98,206	71,360
Charge in results	(21,784)	26,846
Deferred tax assets (liability), end of year	76,422	98,206
Deferred Tax Assets [Member] | Financial Lease [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	281,170	0
Charge in results	(53,961)	281,170
Deferred tax assets (liability), end of year	227,209	281,170
Deferred Tax Assets [Member] | Income Tax Loss Carryforward [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	58,936
Charge in results	0	(58,936)
Deferred tax assets (liability), end of year	0	0
Deferred Tax Liabilities [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(804,330)	(546,947)
Charge in results	227,837	(257,383)
Deferred tax assets (liability), end of year	(576,493)	(804,330)
Deferred Tax Liabilities [Member] | Deferred Sales [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	46	46
Charge in results	(46)	0
Deferred tax assets (liability), end of year	0	46
Deferred Tax Liabilities [Member] | Loans [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(4,752)	(6,652)
Charge in results	2,272	1,900
Deferred tax assets (liability), end of year	(2,480)	(4,752)
Deferred Tax Liabilities [Member] | Property, Plant and Equipment [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(791,823)	(539,622)
Charge in results	229,318	(252,201)
Deferred tax assets (liability), end of year	(562,505)	(791,823)
Deferred Tax Liabilities [Member] | Cash and Cash Equivalents [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(7,801)	(719)
Charge in results	(3,350)	(7,082)
Deferred tax assets (liability), end of year	(11,151)	(7,801)
Deferred Tax Liabilities [Member] | Inventories [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	0
Charge in results	(357)	0
Deferred tax assets (liability), end of year	$ (357)	$ 0